SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restatement of Consolidated Statements of Equity (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated deficit	$ (12,267,456)	$ (6,498,035)	$ (1,824,564)
Total stockholders deficit of the Company	(2,338,661)	(880,151)	309,208
Total stockholders equity to the Company		(880,151)	309,208	$ 195,216
As Previously Reported
Accumulated deficit	(11,405,190)	(6,557,152)	(1,744,347)
Total stockholders deficit of the Company		(939,268)	389,425
Non-controlling interest	156,940	(66,523)	74,818
Total stockholders equity to the Company	2,187,922	(1,005,791)
As Restated
Accumulated deficit	$ (12,267,456)	59,117	(80,217)
Total stockholders deficit of the Company		59,117	(80,217)
Non-controlling interest		66,523	74,818
Total stockholders equity to the Company	$ 1,830,086	125,640
Error Correction
Accumulated deficit	(862,266)	(6,498,035)	(1,824,564)
Total stockholders deficit of the Company		$ (880,151)	$ 309,208
Non-controlling interest	(156,940)
Total stockholders equity to the Company	$ (357,836)	$ (880,151)